Intangible Assets Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets Net (Details) - Schedule of Intangible Assets [Line Items]
Beginning balance	$ 32,208
Ending balance	39,158	$ 31,877
Net book value	39,158	31,877
Cost [Member]
Intangible Assets Net (Details) - Schedule of Intangible Assets [Line Items]
Beginning balance	57,831	53,926
Ending balance	69,924	57,345
Net book value	69,924	57,345
Additions	1,465	860
Additions from internal developments	4,031	4,246
Derecognition of assets	(51)
Foreign currency exchange	6,535	(1,687)
Transfers	113
Accumulated amortization and impairment losses [Member]
Intangible Assets Net (Details) - Schedule of Intangible Assets [Line Items]
Beginning balance	25,623	23,755
Ending balance	30,766	25,468
Net book value	30,766	25,468
Amortization expense	2,291	2,436
Foreign currency exchange	$ 2,852	$ (723)